Significant Accounting Policies - Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of company's debt	$ 1,177.3	$ 1,135.1	$ 1,219.5
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of company's debt	$ 1,152.8	$ 1,240.9	$ 1,297.1